Schedule of Investments

September 30, 2022 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 38.9%

Communication Services - 1.6%
Alphabet Inc (2)	33,081	3,180,738
Comcast Corp	12,061	353,749
Entravision Communications Corp	1,386	5,502
IDT Corp (2)	5,933	147,316
Liberty TripAdvisor Holdings Inc	4,043	4,407
Meta Platforms Inc (2)	7,082	960,886
Netflix Inc	579	136,320
Telephone and Data Systems Inc	447	6,213
T-Mobile US Inc	3,818	512,261
Verizon Communications Inc	198	7,518

		5,314,910

Consumer Discretionary - 4.4%
Amazon.com Inc (2)	12,723	1,437,699
AutoZone Inc	13	27,845
Best Buy Co Inc	2,843	180,076
Booking Holdings Inc	898	1,475,603
BorgWarner Inc	7,310	229,534
Buckle Inc/The	273	8,643
Burlington Stores Inc	1,956	218,857
Cavco Industries Inc (2)	35	7,202
Domino’s Pizza Inc	9	2,792
Ethan Allen Interiors Inc	151	3,192
Ford Motor Co	20,166	225,859
Frontdoor Inc	498	10,154
Garmin Ltd	1,108	88,983
General Motors Co	17,171	551,017
Gentex Corp	210	5,006
Genuine Parts Co	22	3,285
Goodyear Tire & Rubber Co/The (2)	850	8,577
Grand Canyon Education Inc (2)	5,308	436,583
H&R Block Inc	2,975	126,557
Home Depot Inc/The	6,550	1,807,407
Lennar Corp	103	7,679
LKQ Corp	2,331	109,907
Lowe’s Cos Inc	4,776	896,981
Lululemon Athletica Inc (2)	3,924	1,096,993
M/I Homes Inc (2)	5,880	213,032
Macy’s Inc	34,956	547,761
Malibu Boats Inc (2)	287	13,773
MasterCraft Boat Holdings Inc (2)	260	4,901
NVR Inc	5	19,935
ONE Group Hospitality Inc/The	1,514	10,053
O’Reilly Automotive Inc (2)	782	550,020
Oxford Industries Inc	58	5,207
Patrick Industries Inc	171	7,497
Qurate Retail Inc	4,274	8,591
Ross Stores Inc	91	7,669
Skechers USA Inc (2)	1,876	59,507
Skyline Champion Corp	7,104	375,588
Smith & Wesson Brands Inc	5,122	53,115
Sonos Inc	21,480	298,572
Starbucks Corp	13,749	1,158,491
Tapestry Inc	2,980	84,721
Target Corp	785	116,486
Tesla Inc	2,305	611,401
TJX Cos Inc/The	333	20,686
Town Sports International Holdings Inc (2)(6)	1,777	-
Tractor Supply Co	1,565	290,902
Tupperware Brands Corp (2)	1,269	8,312
Ulta Beauty Inc (2)	1,721	690,448

Whirlpool Corp	2,308	311,141
Yum! Brands Inc	2,861	304,239

		14,738,479

Consumer Staples - 1.7%
Albertsons Cos Inc	5,540	137,724
Archer-Daniels-Midland Co	9,443	759,689
Bunge Ltd	2,201	181,737
Casey’s General Stores Inc	51	10,329
Costco Wholesale Corp	5,717	2,699,968
Flowers Foods Inc	250	6,173
General Mills Inc	8,383	642,222
Ingles Markets Inc	61	4,832
Ingredion Inc	1,260	101,455
Keurig Dr Pepper Inc	146	5,230
Kimberly-Clark Corp	23	2,588
Kraft Heinz Co/The	152	5,069
Kroger Co/The	147	6,431
Molson Coors Beverage Co	175	8,398
Mondelez International Inc	3,055	167,506
PepsiCo Inc	865	141,220
Tyson Foods Inc	6,932	457,027
Walmart Inc	2,159	280,022

		5,617,620

Energy - 3.0%
Antero Resources Corp	143	4,366
APA Corp	3,657	125,033
Arch Resources Inc	27	3,202
Bristow Group Inc (2)	747	17,547
California Resources Corp	220	8,455
Centrus Energy Corp (2)	1,033	42,332
Cheniere Energy Inc	1,932	320,538
Chevron Corp	17,709	2,544,252
Chord Energy Corp	23	3,146
Civitas Resources Inc	438	25,137
ConocoPhillips	7,854	803,778
Continental Resources Inc/OK	64	4,276
Coterra Energy Inc	180	4,702
Delek US Holdings Inc	107	2,904
Denbury Inc (2)	79	6,815
Devon Energy Corp	1,759	105,769
Diamondback Energy Inc	764	92,031
DT Midstream Inc	731	37,932
EOG Resources Inc	2,314	258,543
EQT Corp	165	6,724
Exxon Mobil Corp	28,326	2,473,143
FLEX LNG Ltd	172	5,447
Hess Corp	879	95,802
HF Sinclair Corp	465	25,036
Marathon Oil Corp	482	10,884
Marathon Petroleum Corp	14,487	1,438,994
Matador Resources Co	106	5,186
Murphy Oil Corp	87	3,060
Nine Energy Service Inc (2)	1,808	4,773
Occidental Petroleum Corp	285	17,513
ONEOK Inc	1,558	79,832
Ovintiv Inc	2,582	118,772
Par Pacific Holdings Inc (2)	232	3,807
PBF Energy Inc (2)	163	5,731
PDC Energy Inc	70	4,045
Phillips 66	2,850	230,052
Pioneer Natural Resources Co	726	157,201
Range Resources Corp	131	3,309
Schlumberger NV	8,689	311,935
Scorpio Tankers Inc	111	4,666
SM Energy Co	104	3,911
Targa Resources Corp	2,080	125,507
Teekay Corp (2)	1,515	5,439
Valero Energy Corp	3,812	407,312
Williams Cos Inc/The	383	10,965
World Fuel Services Corp	641	15,025

		9,984,829

Financials - 5.7%
Aflac Inc	1,518	85,312
Ally Financial Inc	8,267	230,071
Amalgamated Financial Corp	186	4,194
American Equity Investment Life Holding Co	4,048	150,950
American Express Co	3,328	448,980
American Financial Group Inc/OH	1,094	134,485
American International Group Inc	25,630	1,216,912
Axis Capital Holdings Ltd	103	5,062
Bank of New York Mellon Corp/The	10,738	413,628
Bank OZK	272	10,760
Berkshire Hathaway Inc	29,486	7,873,352
Cadence Bank	112	2,846
Capital One Financial Corp	1,476	136,043
Charles Schwab Corp/The	13,955	1,002,946
Chubb Ltd	4,619	840,104
East West Bancorp Inc	5,813	390,285
Essent Group Ltd	4,961	172,990
FB Financial Corp	588	22,467
Fidelity National Financial Inc	9,985	361,457
Fifth Third Bancorp	154	4,922
Flagstar Bancorp Inc	146	4,876
Hartford Financial Services Group Inc/The	2,606	161,416
Heartland Financial USA Inc	126	5,463
International Bancshares Corp	166	7,055
Marsh & McLennan Cos Inc	11,097	1,656,671
Medley Management Inc (2)(6)	101	-
Midland States Bancorp Inc	161	3,795
Moelis & Co	427	14,437
Mr Cooper Group Inc	1,437	58,199
NMI Holdings Inc (2)	493	10,042
Northern Trust Corp	1,962	167,869
Old Republic International Corp	554	11,595
Pathward Financial Inc	2,341	77,159
PennyMac Financial Services Inc	62	2,660
Radian Group Inc	256	4,938
Regions Financial Corp	13,298	266,891
Reinsurance Group of America Inc	1,220	153,488
State Street Corp	3,034	184,498
Stewart Information Services Corp	6,154	268,561
Synchrony Financial	4,214	118,793
W R Berkley Corp	244	15,758
Walker & Dunlop Inc	1,186	99,304
Willis Towers Watson PLC	11,252	2,260,977

		19,062,211

Healthcare - 7.6%
Abbott Laboratories	76	7,354
AbbVie Inc	13,037	1,749,696
Alaunos Therapeutics Inc	5,102	8,775
Align Technology Inc (2)	2,241	464,134
AmerisourceBergen Corp	71	9,608
Amgen Inc	9,564	2,155,726
Biogen Inc (2)	737	196,779
Bristol-Myers Squibb Co	18,154	1,290,568
Cardinal Health Inc	13,549	903,447
Catalent Inc	4,654	336,763
Centene Corp	3,469	269,923
Chemed Corp	15	6,548
Cigna Corp	3,106	861,822
CVS Health Corp	7,665	731,011
Dexcom Inc	2,200	177,188
Dynavax Technologies Corp (2)	455	4,750
Elevance Health Inc	341	154,896
Eli Lilly & Co	4,244	1,372,297
Emergent BioSolutions Inc (2)	216	4,534
Enhabit Inc (2)	293	4,114
Exact Sciences Corp (2)	1,513	49,157
Fulgent Genetics Inc (2)	8,589	327,413
Galectin Therapeutics Inc	1,818	2,963

Genprex Inc (2)	2,209	3,115
Gilead Sciences Inc	18,158	1,120,167
Humana Inc	234	113,534
IDEXX Laboratories Inc	16	5,213
ImmunityBio Inc (2)	10,242	50,903
Johnson & Johnson	15,428	2,520,318
Laboratory Corp of America Holdings	80	16,385
McKesson Corp	2,789	947,897
Merck & Co Inc	15,616	1,344,850
Moderna Inc	5,909	698,739
Molina Healthcare Inc (2)	46	15,173
Neurocrine Biosciences Inc	1,036	110,034
Orthofix Medical Inc (2)	180	3,440
Pfizer Inc	21,305	932,307
Quest Diagnostics Inc	126	15,459
QuidelOrtho Corp (2)	1,807	129,164
RadNet Inc	925	18,824
Regeneron Pharmaceuticals Inc (2)	860	592,428
SIGA Technologies Inc	515	5,305
UnitedHealth Group Inc	6,145	3,103,471
Universal Health Services Inc	67	5,908
Veeva Systems Inc (2)	17	2,803
Veracyte Inc	28,430	471,938
Vertex Pharmaceuticals Inc (2)	2,943	852,116
Viatris Inc	5,057	43,086
Vir Biotechnology Inc (2)	460	8,869
West Pharmaceutical Services Inc	1,479	363,952
Zimmer Biomet Holdings Inc	49	5,123
Zoetis Inc	5,895	874,170

		25,464,157

Industrials - 4.2%
AECOM	79	5,401
AGCO Corp	785	75,493
AMETEK Inc	122	13,836
Argan Inc	199	6,402
Atkore Inc (2)	3,090	240,433
BlueLinx Holdings Inc (2)	351	21,797
Boise Cascade Co	2,230	132,596
Builders FirstSource Inc (2)	8,515	501,704
BWX Technologies Inc	52	2,619
Cintas Corp	1,015	394,013
Copart Inc (2)	32,414	3,448,850
CoStar Group Inc (2)	13,806	961,588
Eaton Corp PLC	30	4,001
EMCOR Group Inc	2,825	326,231
Emerson Electric Co	66	4,833
Encore Wire Corp	44	5,084
Expeditors International of Washington Inc	30	2,649
Fortune Brands Home & Security Inc	5,833	313,174
Genco Shipping & Trading Ltd	330	4,135
General Dynamics Corp	5,212	1,105,830
Graco Inc	984	58,991
H&E Equipment Services Inc	182	5,158
Heidrick & Struggles International Inc	232	6,030
Hubbell Inc	2,093	466,739
Karat Packaging Inc (2)	183	2,926
Leidos Holdings Inc	2,282	199,607
Lockheed Martin Corp	4,786	1,848,784
ManpowerGroup Inc	2,195	141,995
Matson Inc	1,892	116,396
MDU Resources Group Inc	575	15,726
Mueller Industries Inc	2,654	157,754
MYR Group Inc (2)	46	3,898
Northrop Grumman Corp	2,880	1,354,522
nVent Electric PLC	1,655	52,315
Old Dominion Freight Line Inc	11	2,736
Owens Corning	551	43,314
PACCAR Inc	2,372	198,513
Primoris Services Corp	195	3,169
Raytheon Technologies Corp	40	3,274
Regal Rexnord Corp	297	41,687
Republic Services Inc	63	8,571

Ryder System Inc	145	10,946
Sensata Technologies Holding PLC	262	9,767
Southwest Airlines Co (2)	8,034	247,769
Sterling Infrastructure Inc (2)	229	4,917
Titan Machinery Inc (2)	104	2,939
UFP Industries Inc	83	5,989
United Parcel Service Inc	1,905	307,734
United Rentals Inc (2)	10	2,701
Univar Solutions Inc (2)	213	4,844
Valmont Industries Inc	16	4,298
Verisk Analytics Inc	2,023	344,982
Vicor Corp (2)	83	4,909
Waste Management Inc	4,783	766,284
WESCO International Inc (2)	43	5,133
WW Grainger Inc	37	18,100

		14,044,086

Information Technology - 9.7%
Amkor Technology Inc	9,012	153,655
Apple Inc	77,034	10,646,099
Arista Networks Inc (2)	24	2,709
Arrow Electronics Inc (2)	3,762	346,819
Avid Technology Inc (2)	615	14,305
Avnet Inc	7,482	270,250
Broadcom Inc	234	103,898
Cadence Design Systems Inc (2)	50	8,172
Cisco Systems Inc	12,885	515,400
Cognizant Technology Solutions Corp	88	5,055
CommVault Systems Inc (2)	157	8,327
Corning Inc	318	9,228
Dell Technologies Inc	528	18,042
Euronet Worldwide Inc (2)	1,536	116,367
Fabrinet (2)	50	4,773
Intel Corp	11,473	295,659
International Money Express Inc (2)	216	4,923
Intuit Inc	894	346,264
Jabil Inc	21,182	1,222,413
Manhattan Associates Inc (2)	13,956	1,856,567
Mastercard Inc	1,327	377,319
Microsoft Corp	40,849	9,513,720
Monolithic Power Systems Inc	1,692	614,873
NetScout Systems Inc (2)	261	8,175
NortonLifeLock Inc	2,999	60,400
Oracle Corp	11,122	679,221
Paycom Software Inc (2)	8	2,640
QUALCOMM Inc	15,525	1,754,015
Sanmina Corp (2)	204	9,400
Skyworks Solutions Inc	56	4,775
StarTek Inc (2)	1,281	3,843
Synopsys Inc (2)	2,703	825,794
Texas Instruments Inc	9,923	1,535,882
Zoom Video Communications Inc (2)	7,561	556,414

		31,895,396

Materials - 0.7%
AdvanSix Inc	148	4,751
Air Products and Chemicals Inc	24	5,586
Alcoa Corp	249	8,381
Alpha Metallurgical Resources Inc	37	5,063
Avery Dennison Corp	61	9,925
CF Industries Holdings Inc	124	11,935
Chemours Co/The	457	11,265
Dow Inc	5,476	240,561
Eagle Materials Inc	3,431	367,735
Freeport-McMoRan Inc	8,407	229,763
Louisiana-Pacific Corp	12,068	617,761
LyondellBasell Industries NV	2,762	207,923
Newmont Corp	535	22,486
Nucor Corp	3,039	325,143
Olin Corp	212	9,091
Reliance Steel & Aluminum Co	56	9,767
Royal Gold Inc	119	11,165

Ryerson Holding Corp		462	11,892
Schnitzer Steel Industries Inc		681	19,381
Southern Copper Corp		1,433	64,256
Steel Dynamics Inc		2,012	142,751
Sylvamo Corp		230	7,797
Trinseo PLC		653	11,963
United States Steel Corp		3,643	66,011
Westrock Co		429	13,252

			2,435,604

Real Estate Investment Trust - 0.0%
CorEnergy Infrastructure Trust Inc		5,403	8,591
Spirit MTA REIT Liquidating Trust (2)(6)		3,461	0

			8,591
Utilities - 0.3%
AES Corp/The		822	18,577
American States Water Co		591	46,068
American Water Works Co Inc		146	19,003
Brookfield Renewable Corp		428	13,987
CenterPoint Energy Inc		304	8,567
Clearway Energy Inc		555	17,677
FirstEnergy Corp		145	5,365
National Fuel Gas Co		278	17,111
NRG Energy Inc		9,943	380,519
UGI Corp		14,688	474,863
Vistra Corp		3,225	67,725
Xcel Energy Inc		73	4,673

			1,074,135

Total Common Stocks (United States)	(Cost	$115,954,117)	129,640,018

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		994	26,788

Total Preferred Stock (United States)	(Cost	$24,845)	26,788

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		12	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		157	1,397
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		57	1,035
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		56	1,204
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		28	585

Total Warrants (United States)	(Cost	$3,304)	4,221

Registered Investment Companies - 12.0%

U.S. Fixed Income - 12.0%
Baird Core Plus Bond Fund - Class I		311,888	3,031,547
BBH Limited Duration Fund - Class I		151,163	1,498,027
Diamond Hill Short Duration Securitized Bond Fund - Class Y		526,394	4,995,479
DoubleLine Total Return Bond Fund - Class I		395,780	3,510,571
Frost Total Return Bond Fund - Class I		223,383	2,084,166
Guggenheim- Total Return Bond Fund - Class I		64,318	1,488,317
iShares Core U.S. Aggregate Bond ETF (8)		133,542	12,865,437
PGIM Short-Term Corporate Bond Fund - Class Q		487,571	4,909,841
Pioneer Bond Fund - Class K		248,845	2,023,108
Segall Bryant & Hamill Plus Bond Fund - Class I		399,662	3,576,976

Total Registered Investment Companies	(Cost	$42,733,422)	39,983,469

Money Market Registered Investment Companies - 47.3%

Federated Hermes Government Obligations Fund, 2.86%		42,705,000	42,705,000

Meeder Institutional Prime Money Market Fund, 2.85% (3)		114,927,867	114,904,881

Total Money Market Registered Investment Companies	(Cost	$157,581,110)	157,609,881

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 0.55%, 10/1/2022 (4)		248,232	248,232
Metro City Bank Deposit Account, 0.05%, 10/1/2022 (4)		248,869	248,869

Total Bank Obligations	(Cost	$497,101)	497,101

Total Investments - 98.3%	(Cost	$316,793,899)	327,761,478

Other Assets less Liabilities - 1.7%			5,714,835

Total Net Assets - 100.0%			333,476,313

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		3,419	38,908
Meeder Dynamic Allocation Fund - Retail Class		8,950	94,602
Meeder Muirfield Fund - Retail Class		5,927	47,653
Meeder Conservative Allocation Fund - Retail Class		996	20,637

Total Trustee Deferred Compensation	(Cost	$207,200)	201,800

Futures Contracts

	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(86)	12/16/2022	(18,990,520)	1,737,588
Mini MSCI EAFE Index Futures	186	12/16/2022	15,443,580	(1,622,696)
Mini MSCI Emerging Markets Index Futures	65	12/16/2022	2,832,375	(319,154)
Russell 2000 Mini Index Futures	67	12/16/2022	5,593,830	(634,911)
Standard & Poors 500 Mini Futures	(228)	12/16/2022	(41,057,100)	3,915,704

Total Futures Contracts	4		(36,177,835)	3,076,531

(1)	Statement on Financial Accounting Standard No. 157 “Fair Value Measurements” - Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$327,264,377	$3,076,531
Level 2 - Other Significant Observable Inputs	497,101	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$327,761,478	$3,076,531

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Exchange-traded fund.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.